ORGANIZATION AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands											1 Months Ended	12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares shares	Sep. 09, 2025 $ / shares shares	Sep. 08, 2025 USD ($)	Aug. 07, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Nov. 03, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($) $ / shares shares	Jun. 02, 2023 USD ($) $ / shares shares	May 20, 2022 USD ($) shares	Apr. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 16, 2023 USD ($) $ / shares
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from exercise of warrants												$ 102,993	$ 38,960	$ 21,652
ADS
ORGANIZATION AND BASIS OF PRESENTATION
Entity Listing, Depository Receipt Ratio							1				1	1
ADS | Representative Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Number of ADS to purchase warrants | shares										169,302
Exercise price | $ / shares										$ 7.5
Ordinary Shares | April Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares						$ 44.14
Aggregate amount of warrant | shares						651,380
Ordinary Shares | November Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares						$ 70
Aggregate amount of warrant | shares						651,380
IPO | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares										6,000,000
Offering price | $ / shares										$ 6
Entity Listing, Depository Receipt Ratio										1
Gross proceeds from issuance										$ 36,000
Net proceeds from issuance										$ 33,705
Over-Allotment Option
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance											$ 49,350
Over-Allotment Option | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares									772,091		340,909
Gross proceeds from issuance												$ 52,500
Net proceeds from issuance									$ 4,285
Follow-on offering
ORGANIZATION AND BASIS OF PRESENTATION
Offering price | $ / shares								$ 15
Net proceeds from issuance														28,200
Gross proceeds before underwriting discount								$ 30,000
Net proceeds before underwriting discount								$ 27,317
Follow-on offering | Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares								$ 18
Aggregate amount of warrant | shares								2,000,000
Follow-on offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares								2,000,000
Follow-on offering | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares								2,000,000
Ordinary shares, par value | $ / shares								$ 0.0001
At-the-Market offering ("ATM")
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance												$ 28,971	$ 16,474	$ 26,988
At-the-Market offering ("ATM") | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares												193,000	284,719	731,843
Entity Listing, Depository Receipt Ratio															1
Gross proceeds from issuance												$ 29,867	$ 16,984	$ 28,608
Net proceeds from issuance												28,971	$ 16,295	$ 27,403
Aggregate offering price															$ 100,000
At-the-Market offering ("ATM") | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares															$ 0.0001
Direct offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares				230,770	258,309		651,380
Entity Listing, Depository Receipt Ratio							1
Gross proceeds from issuance				$ 15,000	$ 15,000		$ 25,000
Net proceeds from issuance					$ 15,000		$ 24,811
Exercise price | $ / shares				$ 65.00	$ 58.07
Aggregate amount of warrant | shares				230,770	258,309
Price per share | $ / shares				$ 65	$ 58.07		$ 38.38
Warrant term				5 years	5 years
Potential additional proceeds of from the exercise of issued in the offering				$ 15,000	$ 15,000
Direct offering | ADS | April Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares							$ 44.14
Aggregate amount of warrant | shares							651,380
Warrant term							5 years
Direct offering | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares							$ 44.14
Aggregate amount of warrant | shares							651,380
Private placement in public equity financing
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares		1,953,124
Offering price | $ / shares		$ 64
Gross proceeds from issuance			$ 125,000
Net proceeds from issuance												$ 125,000
Exercise price | $ / shares		$ 76.8
Aggregate amount of warrant | shares		1,953,124
Warrant term		2 years
Potential additional proceeds of from the exercise of issued in the offering			$ 150,000
Agreement For Exercise Of Warrants | April Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares						$ 44.14
Aggregate amount of warrant | shares						651,380
Proceeds from exercise of warrants						$ 28,752
Agreement For Exercise Of Warrants | November Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares						$ 70
Aggregate amount of warrant | shares						651,380
Warrant term						5 years
Proceeds from exercise of warrants						$ 45,597
Underwritten Public Offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares	2,272,727
Entity Listing, Depository Receipt Ratio	1
Gross proceeds from issuance	$ 350,000
Net proceeds from issuance	$ 328,117
Price per share | $ / shares	$ 154
Underwriters option period	30 days
Additional ADS | shares	340,909
Belite Bio Holdings Corp.("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio, LLC("Belite USA") | Belite Bio Holdings Corp.("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
RBP4 Pty Ltd("RBP4") | Belite Bio Holdings Corp.("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio (HK) Limited("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio (Shanghai) Limited ("Belite Shanghai") | Belite Bio (HK) Limited("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio (Taiwan) Inc | Belite Bio (HK) Limited("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio (Swiss) AG | Belite Bio (HK) Limited("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%
Belite Bio Japan Inc | Belite Swiss
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)											100.00%	100.00%